Offerings - Offering: 1	Aug. 14, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 73,892,026.00
Amount of Registration Fee	$ 11,312.87
Offering Note	(a) Calculated as the aggregate maximum value of Shares being purchased. The fee of $11,312.87 was paid in connection with the filing of the Schedule TO-I by NB Private Markets Access Fund LLC (File No. 005-92727) on February 28, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. (b) Calculated at $153.10 per $1,000,000 of the Transaction Valuation.